Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of property, plant and equipment estimated useful lives
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of intangible assets estimated useful lives
Useful life
Land use rights	50 years
Software	3 years

Schedule of currency exchange rate
	September 30, 2022	September 30, 2021	September 30, 2020
Year-end spot rate	US$1=RMB7.1135	US$1=RMB6.4580	US$1=RMB6.8033
Average rate	US$1=RMB6.5532	US$1=RMB6.5095	US$1=RMB7.0077